Note 33 (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and guarantees given [Abstract]
Commitments and guarantees given [Table Text Block]
The breakdown of the off-balance sheet exposures is as follows:

COMMITMENTS AND GUARANTEES GIVEN (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Loan commitments given	7.2.2	227,554	188,515	152,868
Of which: impaired		179	160	165
Central banks		—	254	—
General governments		3,886	3,247	3,115
Credit institutions		18,223	13,441	15,595
Other financial corporations		14,295	8,656	7,063
Non-financial corporations		92,124	82,891	71,303
Households		99,026	80,026	55,791
Financial guarantees given	7.2.2	24,865	22,503	18,839
Of which: impaired (1)		138	192	229
Central banks		—	—	—
General governments		147	183	74
Credit institutions		774	636	978
Other financial corporations		3,204	2,843	2,177
Non-financial corporations		20,512	18,724	15,460
Households		228	116	150
Other commitments given	7.2.2	60,159	51,215	42,577
Of which: impaired (1)		359	439	636
Central banks		—	—	—
General governments		368	354	327
Credit institutions		7,265	6,447	3,607
Other financial corporations		4,043	3,256	1,837
Non-financial corporations		48,291	41,005	36,681
Households		192	153	125
Total	7.2.2	312,578	262,233	214,283
(1) Non-performing financial guarantees given amounted to €497 million, €631 million and €865 million, respectively, as of December 31, 2025, 2024 and 2023.